DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value hedges | The Group | Interest rate | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	£ 125,183	£ 83,818
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	661	154
Accumulated amount of fair value adjustment on the hedged item, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment	355	(73)
Fair value hedges | The Group | Interest rate | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	0	0
Carrying amount of the hedged item, liabilities	37,323	47,689
Accumulated amount of fair value adjustment on the hedged item, assets	0	0
Accumulated amount of fair value adjustment on the hedged item, liabilities	1,357	1,590
Change in fair value of hedged item for ineffectiveness assessment	(179)	(326)
Fair value hedges | The Group | Interest rate | Fixed rate borrowings
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	0	0
Carrying amount of the hedged item, liabilities	1,404	1,272
Accumulated amount of fair value adjustment on the hedged item, assets	0	0
Accumulated amount of fair value adjustment on the hedged item, liabilities	304	136
Change in fair value of hedged item for ineffectiveness assessment	(184)	(206)
Fair value hedges | The Group | Interest rate | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	24,111	21,354
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	1,178	660
Accumulated amount of fair value adjustment on the hedged item, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment	641	405
Fair value hedges | The Bank | Interest rate | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	0	0
Carrying amount of the hedged item, liabilities	32,044	40,557
Accumulated amount of fair value adjustment on the hedged item, assets	0	0
Accumulated amount of fair value adjustment on the hedged item, liabilities	793	565
Change in fair value of hedged item for ineffectiveness assessment	(243)	(357)
Fair value hedges | The Bank | Interest rate | Fixed rate borrowings
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	0	0
Carrying amount of the hedged item, liabilities	1,404	1,272
Accumulated amount of fair value adjustment on the hedged item, assets	0	0
Accumulated amount of fair value adjustment on the hedged item, liabilities	304	136
Change in fair value of hedged item for ineffectiveness assessment	(184)	(206)
Fair value hedges | The Bank | Interest rate | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	23,239	20,632
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	1,158	655
Accumulated amount of fair value adjustment on the hedged item, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment	625	400
Cash flow hedges | The Group | Interest rate | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	38	(1)
Cash flow hedge/currency translation reserve, continuing hedges	(233)	(40)
Cash flow hedge/currency translation reserve, discontinued hedges	97	6
Cash flow hedges | The Group | Interest rate | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(508)	(657)
Cash flow hedge/currency translation reserve, continuing hedges	1,918	1,226
Cash flow hedge/currency translation reserve, discontinued hedges	(2)	531
Cash flow hedges | The Group | Interest rate | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(71)	(220)
Cash flow hedge/currency translation reserve, continuing hedges	19	85
Cash flow hedge/currency translation reserve, discontinued hedges	270	163
Cash flow hedges | The Group | Foreign exchange | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(8)	28
Cash flow hedge/currency translation reserve, continuing hedges	(40)	(20)
Cash flow hedge/currency translation reserve, discontinued hedges	64	90
Cash flow hedges | The Group | Foreign exchange | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	74	116
Cash flow hedge/currency translation reserve, continuing hedges	13	18
Cash flow hedge/currency translation reserve, discontinued hedges	(41)	(48)
Cash flow hedges | The Bank | Interest rate | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	15	(1)
Cash flow hedge/currency translation reserve, continuing hedges	(189)	(126)
Cash flow hedge/currency translation reserve, discontinued hedges	3	(58)
Cash flow hedges | The Bank | Interest rate | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(119)	(344)
Cash flow hedge/currency translation reserve, continuing hedges	1,486	1,037
Cash flow hedge/currency translation reserve, discontinued hedges	281	881
Cash flow hedges | The Bank | Interest rate | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	0	(388)
Cash flow hedge/currency translation reserve, continuing hedges	0	0
Cash flow hedge/currency translation reserve, discontinued hedges	324	441
Cash flow hedges | The Bank | Foreign exchange | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(4)	31
Cash flow hedge/currency translation reserve, continuing hedges	(49)	(38)
Cash flow hedge/currency translation reserve, discontinued hedges	£ 16	£ 7